Document and Entity Information	May 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 08, 2023
Entity File Number	001-35808
Entity Registrant Name	READY CAPITAL CORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	90-0729143
Entity Address, Address Line One	1251 Avenue of the Americas, 50th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	257-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001527590
Amendment Flag	false
Common Stock, $0.0001 par value per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	RC
Security Exchange Name	NYSE
Preferred Stock, 6.25% Series C Cumulative Convertible, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.25% Series C Cumulative Convertible, par value $0.0001 per share
Trading Symbol	RC PRC
Security Exchange Name	NYSE
Preferred Stock, 6.50% Series E Cumulative Redeemable, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, 6.50% Series E Cumulative Redeemable, par value $0.0001 per share
Trading Symbol	RC PRE
Security Exchange Name	NYSE
7.00% Convertible Senior Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	7.00% Convertible Senior Notes due 2023
Trading Symbol	RCA
Security Exchange Name	NYSE
6.20% Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	6.20% Senior Notes due 2026
Trading Symbol	RCB
Security Exchange Name	NYSE
5.75% Senior Notes Due 2026
Document Information [Line Items]
Title of 12(b) Security	5.75% Senior Notes due 2026
Trading Symbol	RCC
Security Exchange Name	NYSE